Equity-Based Compensation - Schedule of Authorized and Outstanding Incentive Units (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized units (in shares)		22,229,445
Outstanding units (in shares)		18,791,871
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized units (in shares)		16,229,445
Outstanding units (in shares)	0	15,791,871	13,999,684	10,557,437
Class A Common Shares Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized units (in shares)		3,000,000
Outstanding units (in shares)		0
Class B Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized units (in shares)		3,000,000
Outstanding units (in shares)	0	3,000,000	0